Dividends	9 Months Ended
Sep. 30, 2013
Notes To Unaudited Interim Condensed Consolidated Financial Statements
Dividends

14. Dividends

During 2012, the Company declared and paid three consecutive quarterly dividends of $0.15 per common share followed by one quarterly dividend of $0.05 per common share, totaling $37,463. During the nine months ended September 30, 2013, the Company declared and paid three consecutive quarterly dividends of $0.05 per common share, totaling $11,501, and one quarterly dividend of $0.26111 per preferred share, totaling $418.